Capital Stock and Long-term Retention Plan - Other (Details)	12 Months Ended
Dec. 31, 2025 MXN ($) director $ / shares
Classes of share capital
Number of board of directors	20
Restated for inflation tax value of common stock | $	$ 54,652,277
Series "D" Shares
Classes of share capital
Number of directors can be elected by class of shareholders	2
Preferred stock dividend percentage	5.00%
Preferred stock dividend proposed (in Ps. per share) | $ / shares	$ 0.00028932372948
Preferred stock liquidation preference (in Ps. per share) | $ / shares	$ 0.00578647458969
Series "L" Shares
Classes of share capital
Number of directors can be elected by class of shareholders	2
Series "A" Shares
Classes of share capital
Number of directors can be elected by class of shareholders	11
Series "B" Shares
Classes of share capital
Number of directors can be elected by class of shareholders	5